CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,621,262	$ 231,837	¥ 1,272,984	¥ 739,057
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation and amortization	54,106	7,737	65,232	85,021
Impairment loss of long-lived assets	55,442	7,928	54,662	60,517
Inventory write-down	74,185	10,608	50,750	23,857
Reduction in the carrying amount of ROU assets	220,033	31,464	203,523	214,306
Gain from short-term investments	(44,867)	(6,416)	(48,943)	(34,519)
Net loss on disposal of property and equipment	3,598	515		578
Allowance for doubtful accounts	7,059	1,009	30,809	40,754
Deferred income tax benefit	(22,719)	(3,249)	(85,930)	(32,071)
Share-based compensation	131,472	18,801	32,792	163,978
Changes in operating assets and liabilities:
Accounts receivable	(159,262)	(22,774)	(29,702)	(42,708)
Prepayments and other current assets	(314,727)	(45,005)	(85,157)	(117,272)
Amounts due from related parties	(46,169)	(6,602)	(30,220)	(62,270)
Inventories	(185,551)	(26,533)	(99,108)	(85,475)
Contract costs	(14,860)	(2,125)	(21,188)	(30,950)
Other assets	22,908	3,276	4,933	12,043
Accounts payable	128,214	18,333	99,238	409,644
Salary and welfare payable	90,875	12,995	35,864	86,284
Accrued expenses and other payables	202,507	28,958	192,138	353,663
Income taxes payable	90,653	12,963	85,448	104,865
Amounts due to related parties	785	112	997	(1,900)
Deferred revenue	298,269	42,652	153,796	294,684
Operating lease liabilities	(264,881)	(37,877)	(208,086)	(246,101)
Other non-current liabilities	44,490	6,362	51,116	52,689
Net cash generated from operating activities	1,992,822	284,969	1,725,948	1,988,674
Cash flows from investing activities:
Payment for purchases of property and equipment	(85,775)	(12,266)	(56,238)	(41,724)
Proceeds from disposal of property and equipment	4,995	714	2,949	670
Payment for purchases of intangible assets	(254)	(36)	(1,941)
Payment for purchases of short-term investments	(15,929,970)	(2,277,955)	(20,015,100)	(9,427,210)
Proceeds from maturities of short-term investments	14,678,153	2,098,948	19,549,776	8,867,743
Proceeds from disposal of a subsidiary	780	112
Net cash used in investing activities	(1,332,071)	(190,483)	(520,554)	(600,521)
Cash flows from financing activities:
Proceeds from borrowings	255,000	36,465	60,000	40,000
Repayment of borrowings	(65,000)	(9,295)	(70,000)	(141,958)
Proceeds from stock option exercises	18,877	2,699	19,453	105,621
Payment for dividends	(771,999)	(110,394)	(436,048)	(150,579)
Payment for share repurchases	(329,896)	(47,175)
Distribution to non-controlling interests	(1,714)	(245)
Others	(30,155)	(4,312)
Net cash used in financing activities	(924,887)	(132,257)	(426,595)	(146,916)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(35,322)	(5,051)	(922)	10,409
Net increase (decrease) in cash and cash equivalents and restricted cash	(299,458)	(42,822)	777,877	1,251,646
Cash and cash equivalents and restricted cash at the beginning of the year	3,619,630	517,600	2,841,753	1,590,107
Cash and cash equivalents and restricted cash at the end of the year	3,320,172	474,778	3,619,630	2,841,753
Supplemental disclosure of cash flow information:
Income tax paid	673,712	96,340	446,513	170,242
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	27,199	$ 3,889	22,049	16,079
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	3,303,949		3,618,451	2,840,807
Restricted cash	16,223		1,179	946
Total cash and cash equivalents, and restricted cash	¥ 3,320,172		¥ 3,619,630	¥ 2,841,753